Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations

Derivatives not designated as Hedging Instruments	Balance Sheet Location	December 31, 2012 Fair value	December 31, 2013 Fair value
Interest rate swaps	Financial Instruments non-current assets	$935	$13,517
Interest rate swaps	Financial Instruments current liabilities	(39,537)	(30,266)
Interest rate swaps	Financial Instruments non-current liabilities	(38,087)	(15,557)
Total derivatives		$(76,689)	$(32,306)

			Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Foreign currency forward contracts	Other, net	$ (1,538)	-	$ -
Interest rate swaps	Gain/ (Loss) on interest rate swaps	(33,455)	(36,974)	8,616

Total		$ (34,993)	(36,974)	$ 8,616

Recurring measurements
	December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Interest rate swaps-asset position	$13,517	-	13,517	$-
Interest rate swaps-liability position	(45,823)	-	(45,823)	-
Total	$(32,306)	-	(32,306)	$-

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Interest rate swaps-asset position	$935	-	935	$-
Interest rate swaps-liability position	(77,624)	-	(77,624)	-

Total	$(76,689)	-	(76,689)	$-